Short term loans	12 Months Ended
Dec. 31, 2011
Short term loans

8. Short term loans

The Group borrowed short-term loans from several commercial banks in the PRC. As of December 31, 2010 and 2011, the short-term bank loans are analyzed as follows:

	December 31, 2010 RMB	December 31, 2011 RMB

Secured	61,243,510	83,343,510

(i)	In April 2010, Reshuffle Shanghai entered into a facility loan agreement with a PRC commercial bank with the total facility of US$ 9 million in RMB equivalent borrowing. The facility could be drawn in a six-month period and the repayment term for each loan should not exceed one year. In March 2011, Reshuffle Shanghai renewed the facility loan agreement with the total facility of US$ 15 million in RMB equivalent borrowing with a term of 12 months. As of December 31, 2010 and 2011, the short-term loans under this facility are collateralized by the Company’s bank deposit of US$ 10,000,000 (RMB 66,227,000) and US$ 7,360,777 (RMB 46,379,519), respectively. There is covenant associated with the facility loan agreement that during the facility period. As of December 31, 2011, the Company was in compliance with the covenant. As of December 31, 2011, the unused facility under the facility loan agreement was US$ 8.4 million.

As of December 31, 2010 and 2011, the loan balance under the facility loan agreement are RMB 61,243,510 and RMB 41,800,000, respectively with the activities as follows,

•	In April 2010, the Group took a bank loan of RMB 30,700,000. The short-term bank loan bore an interest rate of 4.73% per annum with a repayment term of six months. The loan was repaid in October 2010.

•	In July 2010, the Group took a bank loan of RMB 6,000,000. The short-term bank loan bore an interest rate of 5.31% per annum with a repayment term of one year. The loan was repaid in July 2011.

•	In July 2010, the Group took a bank loan of RMB 4,000,000. The short-term bank loan bore an interest rate of 5.31% per annum with a repayment term of one year. The loan was repaid in July 2011.

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In September 2010, the Group took a bank loan of RMB 20,543,510. The short-term bank loan bore an interest rate of 5.31% per annum with a repayment term of one year. This loan was extended for another two months in September 2011 and was repaid in November 2011.

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In October 2010, the Group took a bank loan of RMB 30,700,000. The short-term bank loan bore an interest rate of 5.56% per annum with a repayment term of six months. In April 2011, the repayment term was extended to April 2012.

•	In April 2011, the Group took a bank loan of RMB 8,000,000. The short-term bank loan bore an interest rate of 7.10% per annum with a repayment term of one year.

•	In June 2011, the Group took a bank loan of RMB 3,100,000. The short-term bank loan bore an interest rate of 7.10% per annum with a repayment term of one year.

(ii)	In July and September 2011, the Group took a bank loan of RMB 10,000,000 and RMB 11,000,000, respectively, from a PRC commercial bank. The short-term bank loans bore an interest rate of 7.22% per annum with a repayment term of one year and are collateralized by the Company’s bank deposit of US$ 4,000,000 (RMB 25,203,600).

(iii)	In October 2011, the Group took bank loan of RMB 20,543,510 from a PRC commercial bank. The short-term bank loans bore an interest rate of 7.22% per annum with a repayment term of one year and are collateralized by the Company’s bank deposit of US$ 4,000,000 (RMB 25,203,600).

Interest expense on short term loans for the year ended December 31, 2010 and 2011 was RMB 2,181,616 and RMB 4,695,664, respectively.